CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS)/INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
Revenues
Net revenues	¥ 513,622	$ 70,366	¥ 441,270	¥ 183,620
Cost of revenues	(155,590)	(21,316)	(147,581)	(94,066)
Gross profit	358,032	49,050	293,689	89,554
Operating expenses
Research and product development	(52,682)	(7,217)	(56,974)	(50,799)
Sales and marketing	(180,321)	(24,704)	(117,706)	(103,617)
General and administrative	(87,657)	(12,009)	(113,221)	(108,935)
Impairment of goodwill | ¥			(114,661)	(112,102)
Other operating income	25,888	3,547	7,009	75,685
Total operating expenses	(294,772)	(40,383)	(395,553)	(299,768)
(Loss)/income from operations	63,260	8,667	(101,864)	(210,214)
Other income
Interest and investment income, net	19,866	2,722	5,689	27,181
Interest expense	(3,320)	(455)	(3,525)	(4,912)
Foreign exchange losses, net	(6,837)	(937)	(6,483)	(22,210)
Other income, net	10,081	1,381	7,107	6,136
(Loss)/income before income tax expense	83,050	11,378	(99,076)	(204,019)
Income tax benefit/(expense)	(837)	(115)	(1,441)	731
Equity in income/(loss) of affiliates	1,486	204	(580)	292
Net (loss)/income	83,699	11,467	(101,097)	(202,996)
Net (loss)/income attributable to noncontrolling interests	6,525	894	(1,806)	(9,614)
Net (loss)/income attributable to Tuniu Corporation	77,174	10,573	(99,291)	(193,382)
Net (loss)/income	83,699	11,467	(101,097)	(202,996)
Other comprehensive income:
Foreign currency translation adjustment, net of nil tax	8,044	1,102	6,435	27,160
Comprehensive (loss)/income	91,743	12,569	(94,662)	(175,836)
Comprehensive (loss)/income attributable to noncontrolling interests	6,525	894	(1,806)	(9,614)
Comprehensive (loss)/income attributable to Tuniu Corporation	¥ 85,218	$ 11,675	¥ (92,856)	¥ (166,222)
(Loss)/income per share
(Loss)/income per share - basic (in $ or RMB per share) | (per share)	¥ 0.21	$ 0.03	¥ (0.27)	¥ (0.52)
(Loss)/income per share- diluted | (per share)	¥ 0.21	$ 0.03	¥ (0.27)	¥ (0.52)
Weighted average number of ordinary shares outstanding - basic	361,482,355	361,482,355	371,453,164	371,208,209
Weighted average number of ordinary shares outstanding - diluted	363,718,947	363,718,947	371,453,164	371,208,209
Packaged tours
Revenues
Net revenues	¥ 407,462	$ 55,822	¥ 333,357	¥ 70,314
Others
Revenues
Net revenues	¥ 106,160	$ 14,544	¥ 107,913	¥ 113,306